CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ 343,287	$ 383,623	$ 79,551
Prepaid expenses and other current assets		6,524	6,937	7,526
Total current assets		349,811	390,560	87,077
Property and equipment, net		27,597	24,165	1,476
Operating lease assets		24,187	24,459	26,015
Restricted cash		4,200	4,200	4,131
Other long-term assets		2,309	1,889	2,107
Total assets		408,104	445,273	120,806
Current liabilities:
Accounts payable		7,755	4,993	2,109
Accrued expenses and other current liabilities		24,257	22,519	10,175
Operating lease liabilities, current portion		2,139	2,036	2,592
Total current liabilities		34,151	29,548	14,876
Operating lease liabilities, net of current portion		32,952	30,969	25,819
Other long-term liabilities		965	236	2,288
Total liabilities		68,068	60,753	42,983
Commitments and contingencies
Stockholders' equity:
Preferred Stock, value
Common Stock, value		13	13	6
Additional paid-in capital		781,914	775,417	322,115
Accumulated deficit		(441,891)	(390,910)	(244,298)
Total stockholders' equity	[1]	340,036	384,520	77,823
Total liabilities and stockholders' equity		$ 408,104	$ 445,273	$ 120,806

[1]	Historical share and capital amounts were retroactively restated for reverse recapitalization as described in Note 1, Nature of Operations.